Expense Example - Nationwide Bailard Cognitive Value Fund	Class A Shares 1 Year	Class A Shares 3 Years	Class A Shares 5 Years	Class A Shares 10 Years	Class C Shares 1 Year	Class C Shares 3 Years	Class C Shares 5 Years	Class C Shares 10 Years	Class M Shares 1 Year	Class M Shares 3 Years	Class M Shares 5 Years	Class M Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 3 Years	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 3 Years	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years
USD ($)	713	1,020	1,349	2,277	316	684	1,177	2,538	110	361	631	1,402	110	361	631	1,402	127	414	721	1,594